License Agreements - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 27, 2015	Aug. 31, 2014	Dec. 31, 2012	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2015
Research And Development Arrangement Contract To Perform For Others [Line Items]
License revenue						$ 515,000
NovaMedica
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payment		$ 12,700,000
License revenue				$ 5,000		$ 15,000
Patent expirations period						2027
Spark Therapeutics, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
License revenue	$ 500,000				$ 500,000
Upfront, non-refundable payment									$ 500,000
Emory/GTRC
Research And Development Arrangement Contract To Perform For Others [Line Items]
License payment			$ 30,000				$ 0	$ 0
Milestone payment			$ 35,000
Annual license maintenance fee							25,000
Increase in minimum annual royalty							100,000
Rusnano MedInvest LLC
Research And Development Arrangement Contract To Perform For Others [Line Items]
Percentage of voting securities owned subsidiary		11.00%
Upfront payment | NovaMedica
Research And Development Arrangement Contract To Perform For Others [Line Items]
Deferred revenue		$ 200,000			$ 200,000		200,000	$ 200,000
Minimum | Emory/GTRC
Research And Development Arrangement Contract To Perform For Others [Line Items]
Annual royalties expense							$ 15,000
License Agreement Terms | Spark Therapeutics, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development agreement, description						Spark could exercise its option to license the IP by paying an additional $2.0 million, or could elect to initiate a second Option Period during which the Company and Spark would conduct further studies specified in the Spark Agreement. If Spark elected to initiate the second Option Period, Spark would be required to pay the Company $1.0 million. If Spark exercised its option to license the IP during the second Option Period, then Spark would be required to pay the Company an additional $3.0 million.
development and commercialization milestones | Spark Therapeutics, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Revenue Recognition, Milestone Method, Additional Revenue Potential to be Earned	13,500,000
Specified annual net sales milestones | Spark Therapeutics, Inc.
Research And Development Arrangement Contract To Perform For Others [Line Items]
Revenue Recognition, Milestone Method, Additional Revenue Potential to be Earned	$ 12,000,000